FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - Churchill Capital Corp IV - USD ($)	3 Months Ended		8 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance	$ 17,174,038	$ 142,200,500
Initial measurement on July 30, 2020			$ 83,422,000
Change in valuation inputs or other assumptions			58,778,500
Ending Balance	30,394,794	17,174,038	142,200,500
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance		62,928,000
Initial measurement on July 30, 2020			40,572,000
Change in valuation inputs or other assumptions			22,356,000
Ending Balance			62,928,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning Balance	533,482,500	79,272,500
Initial measurement on July 30, 2020			42,850,000
Change in valuation inputs or other assumptions	377,508,500	454,210,000	36,422,500
Ending Balance	$ 910,991,000	$ 533,482,500	$ 79,272,500